UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
    USAA(R)

                                USAA BALANCED
                                      STRATEGY Fund

                    [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                EQUITY SECURITIES (59.1%)

                COMMON STOCKS (49.1%)

                CONSUMER DISCRETIONARY (6.7%)
                -----------------------------
                APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)(a)
     3,500      Carter's, Inc.*                                                                                   $     81
     2,600      Fossil, Inc.*                                                                                           49
                                                                                                                  --------
                                                                                                                       130
                                                                                                                  --------
                APPAREL RETAIL (0.4%)
     4,800      Abercrombie & Fitch Co. "A"                                                                            310
    44,400      American Eagle Outfitters, Inc.                                                                      1,715
    11,375      Jos. A. Bank Clothiers, Inc.*                                                                          272
     5,300      TJX Companies, Inc.                                                                                    142
                                                                                                                  --------
                                                                                                                     2,439
                                                                                                                  --------
                AUTOMOBILE MANUFACTURERS (0.1%)
    17,600      Winnebago Industries, Inc.(b)                                                                          514
                                                                                                                  --------
                AUTOMOTIVE RETAIL (0.3%)
    46,800      Advance Auto Parts, Inc.                                                                             1,410
     9,800      O'Reilly Automotive, Inc.*                                                                             291
                                                                                                                  --------
                                                                                                                     1,701
                                                                                                                  --------
                BROADCASTING & CABLE TV (0.3%)
    36,800      CBS Corp. "B"                                                                                        1,051
    14,800      Univision Communications, Inc. "A"*                                                                    511
                                                                                                                  --------
                                                                                                                     1,562
                                                                                                                  --------
                CASINOS & GAMING (0.4%)
    24,325      Las Vegas Sands Corp.*                                                                               1,698
    16,000      Penn National Gaming, Inc.*                                                                            530
     7,900      Scientific Games Corp. "A"*                                                                            230
     6,300      Shuffle Master, Inc.*(b)                                                                               175
                                                                                                                  --------
                                                                                                                     2,633
                                                                                                                  --------
                CATALOG RETAIL (0.0%)(a)
    10,800      Coldwater Creek, Inc.*                                                                                 297
                                                                                                                  --------
                CONSUMER ELECTRONICS (0.2%)
    23,250      Garmin Ltd.(b)                                                                                       1,087
                                                                                                                  --------
                DEPARTMENT STORES (0.8%)
    11,900      Federated Department Stores, Inc.                                                                      452
    26,975      J.C. Penney Co., Inc.                                                                                1,701
    43,750      Nordstrom, Inc.                                                                                      1,634
     8,025      Sears Holdings Corp.*                                                                                1,156
                                                                                                                  --------
                                                                                                                     4,943
                                                                                                                  --------
                DISTRIBUTORS (0.1%)
    18,600      Genuine Parts Co.                                                                                      769
                                                                                                                  --------
                EDUCATION SERVICES (0.0%)(a)
     1,700      ITT Educational Services, Inc.*                                                                        112
                                                                                                                  --------
                GENERAL MERCHANDISE STORES (0.3%)
    44,800      Dollar General Corp.                                                                                   576
    43,600      Family Dollar Stores, Inc.                                                                           1,115
                                                                                                                  --------
                                                                                                                     1,691
                                                                                                                  --------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                GOLD (0.0%)(a)
     5,200      Freeport-McMoRan Copper & Gold, Inc. "B"                                                          $    303
                                                                                                                  --------
                HOME IMPROVEMENT RETAIL (0.3%)
    14,500      Lowe's Companies, Inc.                                                                                 393
    30,100      Sherwin-Williams Co.                                                                                 1,554
                                                                                                                  --------
                                                                                                                     1,947
                                                                                                                  --------
                HOTELS, RESORTS, & CRUISE LINES (0.8%)
    35,200      Carnival Corp.                                                                                       1,475
    30,800      Royal Caribbean Cruises Ltd.                                                                         1,124
    40,750      Starwood Hotels and Resorts, Inc.                                                                    2,170
                                                                                                                  --------
                                                                                                                     4,769
                                                                                                                  --------
                HOUSEHOLD APPLIANCES (0.7%)
    64,900      Stanley Works                                                                                        3,065
    17,600      Whirlpool Corp.                                                                                      1,424
                                                                                                                  --------
                                                                                                                     4,489
                                                                                                                  --------
                INTERNET RETAIL (0.0%)(a)
     5,100      Priceline.com, Inc.*                                                                                   170
                                                                                                                  --------
                LEISURE PRODUCTS (0.3%)
    98,100      Mattel, Inc.                                                                                         1,848
                                                                                                                  --------
                MOVIES & ENTERTAINMENT (0.4%)
    76,000      News Corp. "A"                                                                                       1,446
    24,800      Viacom, Inc. "B"*                                                                                      900
                                                                                                                  --------
                                                                                                                     2,346
                                                                                                                  --------
                PUBLISHING (0.4%)
    18,300      Gannett Co., Inc.                                                                                    1,041
    24,150      McGraw-Hill Companies, Inc.                                                                          1,350
                                                                                                                  --------
                                                                                                                     2,391
                                                                                                                  --------
                RESTAURANTS (0.6%)
    30,375      Chipotle Mexican Grill, Inc. "A"*(b)                                                                 1,499
    10,800      RARE Hospitality International, Inc.*                                                                  309
    76,675      Tim Hortons, Inc.(b)                                                                                 1,994
                                                                                                                  --------
                                                                                                                     3,802
                                                                                                                  --------
                SPECIALIZED CONSUMER SERVICES (0.2%)
    47,400      H&R Block, Inc.                                                                                        997
     6,300      Steiner Leisure Ltd.*                                                                                  242
                                                                                                                  --------
                                                                                                                     1,239
                                                                                                                  --------
                SPECIALTY STORES (0.1%)
    11,700      Michaels Stores, Inc.                                                                                  504
                                                                                                                  --------
                Total Consumer Discretionary                                                                        41,686
                                                                                                                  --------

                CONSUMER STAPLES (4.1%)
                -----------------------
                AGRICULTURAL PRODUCTS (0.3%)
    47,750      Archer-Daniels-Midland Co.                                                                           1,966
                                                                                                                  --------
                DRUG RETAIL (0.3%)
    50,725      CVS Corp.                                                                                            1,702
                                                                                                                  --------
                HOUSEHOLD PRODUCTS (0.2%)
    22,100      Procter & Gamble Co.                                                                                 1,368
                                                                                                                  --------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                PACKAGED FOODS & MEAT (0.3%)
    42,000      ConAgra Foods, Inc.                                                                               $    999
    19,400      General Mills, Inc.                                                                                  1,052
                                                                                                                  --------
                                                                                                                     2,051
                                                                                                                  --------
                SOFT DRINKS (0.7%)
     9,200      Coca-Cola Co.                                                                                          412
    28,425      Hansen Natural Corp.*                                                                                  782
    44,725      PepsiCo, Inc.                                                                                        2,920
                                                                                                                  --------
                                                                                                                     4,114
                                                                                                                  --------
                TOBACCO (2.3%)
    55,400      Altria Group, Inc.                                                                                   4,628
    41,100      Imperial Tobacco Group plc ADR                                                                       2,841
    37,300      Loews Corp. - Carolina Group                                                                         2,136
    28,000      Reynolds American, Inc.(b)                                                                           1,822
    59,600      UST, Inc.                                                                                            3,150
                                                                                                                  --------
                                                                                                                    14,577
                                                                                                                  --------
                Total Consumer Staples                                                                              25,778
                                                                                                                  --------
                ENERGY (4.0%)
                -------------
                COAL & CONSUMABLE FUELS (0.0%)(a)
     7,400      Cameco Corp.                                                                                           303
                                                                                                                  --------
                INTEGRATED OIL & GAS (1.9%)
    20,800      BP plc ADR                                                                                           1,415
    11,300      Chevron Corp.                                                                                          728
    60,100      ConocoPhillips                                                                                       3,812
    23,100      Exxon Mobil Corp.                                                                                    1,563
     9,600      Marathon Oil Corp.                                                                                     802
    15,000      Murphy Oil Corp.                                                                                       734
    56,800      Occidental Petroleum Corp.                                                                           2,896
                                                                                                                  --------
                                                                                                                    11,950
                                                                                                                  --------
                OIL & GAS DRILLING (0.1%)
    17,600      Patterson-UTI Energy, Inc.                                                                             482
                                                                                                                  --------
                OIL & GAS EQUIPMENT & SERVICES (0.9%)
    21,075      Baker Hughes, Inc.                                                                                   1,500
       200      Complete Production Services, Inc.*                                                                      5
    48,700      Halliburton Co.                                                                                      1,589
    29,700      National-Oilwell Varco, Inc.*                                                                        1,939
    10,200      Schlumberger Ltd.                                                                                      625
                                                                                                                  --------
                                                                                                                     5,658
                                                                                                                  --------
                OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    11,700      Anadarko Petroleum Corp.                                                                               549
    30,500      Chesapeake Energy Corp.                                                                                963
    28,700      Noble Energy, Inc.                                                                                   1,418
    52,250      Southwestern Energy Co.*                                                                             1,795
    21,425      Ultra Petroleum Corp.*                                                                               1,063
     5,700      Woodside Petroleum Ltd. ADR                                                                            184
                                                                                                                  --------
                                                                                                                     5,972
                                                                                                                  --------
                OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    37,800      El Paso Corp.                                                                                          549
                                                                                                                  --------
                Total Energy                                                                                        24,914
                                                                                                                  --------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                FINANCIALS (12.0%)
                ------------------
                ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    21,550      Affiliated Managers Group, Inc.*(b)                                                               $  1,994
    16,425      BlackRock, Inc. "A"                                                                                  2,138
    32,725      Northern Trust Corp.                                                                                 1,832
    37,225      Nuveen Investments, Inc. "A"                                                                         1,777
    41,325      State Street Corp.                                                                                   2,554
    55,750      T. Rowe Price Group, Inc.                                                                            2,456
                                                                                                                  --------
                                                                                                                    12,751
                                                                                                                  --------
                CONSUMER FINANCE (0.8%)
    22,000      Capital One Financial Corp.                                                                          1,608
    28,900      First Marblehead Corp.(b)                                                                            1,517
    34,500      SLM Corp.                                                                                            1,675
                                                                                                                  --------
                                                                                                                     4,800
                                                                                                                  --------
                DIVERSIFIED BANKS (0.3%)
    50,800      Wells Fargo & Co.                                                                                    1,765
                                                                                                                  --------
                DIVERSIFIED CAPITAL MARKETS (0.1%)
    14,400      UBS AG                                                                                                 818
                                                                                                                  --------
                INSURANCE BROKERS (0.3%)
    44,000      Willis Group Holdings Ltd.                                                                           1,594
                                                                                                                  --------
                INVESTMENT BANKING & BROKERAGE (1.5%)
     9,625      Bear Stearns Companies, Inc.                                                                         1,255
    34,500      E*TRADE Financial Corp.*                                                                               814
    21,250      Goldman Sachs Group, Inc.                                                                            3,159
    16,750      Investment Technology Group, Inc.*                                                                     774
    46,200      Lehman Brothers Holdings, Inc.                                                                       2,948
     8,300      Merrill Lynch & Co., Inc.                                                                              610
                                                                                                                  --------
                                                                                                                     9,560
                                                                                                                  --------
                LIFE & HEALTH INSURANCE (0.2%)
    22,075      Principal Financial Group, Inc.                                                                      1,175
                                                                                                                  --------
                MULTI-LINE INSURANCE (0.9%)
    37,400      American International Group, Inc.                                                                   2,387
    35,275      Hartford Financial Services Group, Inc.                                                              3,029
                                                                                                                  --------
                                                                                                                     5,416
                                                                                                                  --------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    93,100      Bank of America Corp.                                                                                4,792
    79,639      Citigroup, Inc.                                                                                      3,930
    18,800      J.P. Morgan Chase & Co.                                                                                858
                                                                                                                  --------
                                                                                                                     9,580
                                                                                                                  --------
                PROPERTY & CASUALTY INSURANCE (1.2%)
    15,500      ACE Ltd.                                                                                               835
    37,900      Allstate Corp.                                                                                       2,196
    42,500      Axis Capital Holdings Ltd.                                                                           1,378
    14,000      W.R. Berkley Corp.                                                                                     490
    35,000      XL Capital Ltd. "A"                                                                                  2,297
                                                                                                                  --------
                                                                                                                     7,196
                                                                                                                  --------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
   106,575      CB Richard Ellis Group, Inc. "A"*                                                                 $  2,451
    10,575      Jones Lang LaSalle, Inc.                                                                               881
                                                                                                                  --------
                                                                                                                     3,332
                                                                                                                  --------
                REGIONAL BANKS (0.5%)
    15,200      PNC Financial Services Group, Inc.                                                                   1,076
    53,300      South Financial Group, Inc.                                                                          1,441
    26,100      TCF Financial Corp.                                                                                    680
                                                                                                                  --------
                                                                                                                     3,197
                                                                                                                  --------
                REITs - INDUSTRIAL (0.1%)
    18,800      First Industrial Realty Trust, Inc.(b)                                                                 814
                                                                                                                  --------
                REITs - OFFICE (0.2%)
    88,600      American Financial Realty Trust                                                                      1,016
                                                                                                                  --------
                REITs - RETAIL (0.1%)
     4,400      Simon Property Group, Inc.                                                                             373
                                                                                                                  --------
                SPECIALIZED FINANCE (0.5%)
     6,750      Chicago Mercantile Exchange Holdings, Inc.                                                           2,970
    16,700      Nasdaq Stock Market, Inc.*                                                                             476
                                                                                                                  --------
                                                                                                                     3,446
                                                                                                                  --------
                THRIFTS & MORTGAGE FINANCE (1.3%)
     8,000      IndyMac Bancorp, Inc.                                                                                  313
    20,300      MGIC Investment Corp.                                                                                1,175
    84,300      New York Community Bancorp, Inc.                                                                     1,383
    45,700      People's Bank                                                                                        1,652
    24,800      Radian Group, Inc.                                                                                   1,485
    48,100      Washington Mutual, Inc.                                                                              2,015
                                                                                                                  --------
                                                                                                                     8,023
                                                                                                                  --------
                Total Financials                                                                                    74,856
                                                                                                                  --------
                HEALTH CARE (7.0%)
                ------------------
                BIOTECHNOLOGY (1.0%)
    10,700      Alkermes, Inc.*                                                                                        175
    12,100      Amgen, Inc.*                                                                                           822
    31,000      Genentech, Inc.*                                                                                     2,558
    43,400      Gilead Sciences, Inc.*                                                                               2,752
                                                                                                                  --------
                                                                                                                     6,307
                                                                                                                  --------
                HEALTH CARE DISTRIBUTORS (0.0%)(a)
     6,900      Patterson Companies, Inc.*                                                                             213
                                                                                                                  --------
                HEALTH CARE EQUIPMENT (1.2%)
    44,700      Baxter International, Inc.                                                                           1,984
     8,000      Biomet, Inc.                                                                                           262
    27,600      Hillenbrand Industries, Inc.                                                                         1,575
    10,475      Intuitive Surgical, Inc.*                                                                              989
     6,600      Kinetic Concepts, Inc.*                                                                                208
    25,400      Medtronic, Inc.                                                                                      1,191
    31,050      ResMed, Inc.*                                                                                        1,263
                                                                                                                  --------
                                                                                                                     7,472
                                                                                                                  --------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE FACILITIES (0.6%)
   199,400      HEALTHSOUTH Corp.*(b)                                                                             $    969
    59,700      Service Corp. International                                                                            501
    30,500      Triad Hospitals, Inc.*                                                                               1,344
    18,700      Universal Health Services, Inc. "B"                                                                  1,059
                                                                                                                  --------
                                                                                                                     3,873
                                                                                                                  --------
                HEALTH CARE SERVICES (1.0%)
     8,900      Amedisys, Inc.*                                                                                        360
    23,175      DaVita, Inc.*                                                                                        1,352
    18,800      Express Scripts, Inc.*                                                                               1,581
    41,150      Medco Health Solutions, Inc.*                                                                        2,608
     3,200      Omnicare, Inc.                                                                                         145
                                                                                                                  --------
                                                                                                                     6,046
                                                                                                                  --------
                LIFE SCIENCES TOOLS & SERVICES (0.1%)
     2,100      Fisher Scientific International, Inc.*                                                                 164
     7,800      Waters Corp.*                                                                                          333
                                                                                                                  --------
                                                                                                                       497
                                                                                                                  --------
                MANAGED HEALTH CARE (1.1%)
     5,900      Aetna, Inc.                                                                                            220
    30,150      Coventry Health Care, Inc.*                                                                          1,635
    11,100      Health Net, Inc.*                                                                                      464
    16,900      UnitedHealth Group, Inc.                                                                               878
    47,300      WellPoint, Inc.*                                                                                     3,662
                                                                                                                  --------
                                                                                                                     6,859
                                                                                                                  --------
                PHARMACEUTICALS (2.0%)
    13,500      Abbott Laboratories                                                                                    657
    70,700      Bristol-Myers Squibb Co.                                                                             1,538
    11,900      Eisai Co. Ltd. ADR                                                                                     564
    14,200      Elan Corp. plc ADR*                                                                                    235
    14,800      Eli Lilly and Co.                                                                                      828
    12,500      Forest Laboratories, Inc.*                                                                             625
   101,300      Pfizer, Inc.                                                                                         2,792
    16,500      Sanofi-Aventis ADR                                                                                     742
   104,800      Schering-Plough Corp.                                                                                2,195
    46,900      Valeant Pharmaceuticals International                                                                  922
    23,400      Wyeth                                                                                                1,139
                                                                                                                  --------
                                                                                                                    12,237
                                                                                                                  --------
                Total Health Care                                                                                   43,504
                                                                                                                  --------
                INDUSTRIALS (5.7%)
                ------------------
                AEROSPACE & DEFENSE (1.7%)
    36,525      Boeing Co.                                                                                           2,736
    34,300      Goodrich Corp.                                                                                       1,336
    22,000      Honeywell International, Inc.                                                                          852
    29,875      Lockheed Martin Corp.                                                                                2,467
    34,700      Precision Castparts Corp.                                                                            2,028
    15,900      United Technologies Corp.                                                                              997
                                                                                                                  --------
                                                                                                                    10,416
                                                                                                                  --------
                AIR FREIGHT & LOGISTICS (0.5%)
    28,875      C.H. Robinson Worldwide, Inc.                                                                        1,323
    37,550      Expeditors International of Washington, Inc.                                                         1,497
     5,700      United Parcel Service, Inc. "B"                                                                        399
                                                                                                                  --------
                                                                                                                     3,219
                                                                                                                  --------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                CONSTRUCTION & ENGINEERING (0.1%)
     8,200      Fluor Corp.                                                                                       $    709
                                                                                                                  --------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    34,075      Caterpillar, Inc.                                                                                    2,261
     6,800      Oshkosh Truck Corp.                                                                                    351
     9,400      Terex Corp.*                                                                                           413
                                                                                                                  --------
                                                                                                                     3,025
                                                                                                                  --------
                DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
    18,575      Corporate Executive Board Co.                                                                        1,628
                                                                                                                  --------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   121,000      American Power Conversion Corp.                                                                      2,126
    18,100      Emerson Electric Co.                                                                                 1,487
                                                                                                                  --------
                                                                                                                     3,613
                                                                                                                  --------
                ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    32,200      Waste Management, Inc.                                                                               1,104
                                                                                                                  --------
                HUMAN RESOURCES & EMPLOYMENT SERVICES (0.4%)
     3,400      Manpower, Inc.                                                                                         201
    59,000      Monster Worldwide, Inc.*                                                                             2,404
                                                                                                                  --------
                                                                                                                     2,605
                                                                                                                  --------
                INDUSTRIAL CONGLOMERATES (0.4%)
    14,500      3M Co.                                                                                               1,040
    42,000      General Electric Co.                                                                                 1,431
     4,000      Textron, Inc.                                                                                          335
                                                                                                                  --------
                                                                                                                     2,806
                                                                                                                  --------
                INDUSTRIAL MACHINERY (0.6%)
     7,900      Danaher Corp.                                                                                          524
    42,600      Illinois Tool Works, Inc.                                                                            1,870
    22,700      ITT Industries, Inc.                                                                                 1,111
                                                                                                                  --------
                                                                                                                     3,505
                                                                                                                  --------
                RAILROADS (0.2%)
    23,800      Burlington Northern Santa Fe Corp.                                                                   1,593
                                                                                                                  --------
                TRADING COMPANIES & DISTRIBUTORS (0.0%)(a)
     6,000      Fastenal Co.                                                                                           220
                                                                                                                  --------
                TRUCKING (0.2%)
    22,700      Ryder System, Inc.                                                                                   1,122
                                                                                                                  --------
                Total Industrials                                                                                   35,565
                                                                                                                  --------
                INFORMATION TECHNOLOGY (6.3%)
                -----------------------------
                APPLICATION SOFTWARE (0.5%)
    19,900      Adobe Systems, Inc.*                                                                                   646
     9,700      Amdocs Ltd.*                                                                                           368
     8,300      Autodesk, Inc.*                                                                                        288
   137,375      BEA Systems, Inc.*                                                                                   1,886
     8,200      Intuit, Inc.*                                                                                          248
                                                                                                                  --------
                                                                                                                     3,436
                                                                                                                  --------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                COMMUNICATIONS EQUIPMENT (1.3%)
   161,700      Cisco Systems, Inc.*                                                                              $  3,556
    38,000      Corning, Inc.*                                                                                         845
    16,200      Foundry Networks, Inc.*                                                                                197
   131,100      Nokia Corp. ADR                                                                                      2,737
    12,900      QUALCOMM, Inc.                                                                                         486
                                                                                                                  --------
                                                                                                                     7,821
                                                                                                                  --------
                COMPUTER HARDWARE (0.6%)
    47,400      Apple Computer, Inc.*                                                                                3,216
     6,500      Avid Technology, Inc.*(b)                                                                              259
                                                                                                                  --------
                                                                                                                     3,475
                                                                                                                  --------
                COMPUTER STORAGE & PERIPHERALS (0.6%)
    63,800      EMC Corp.*                                                                                             743
    72,625      Network Appliance, Inc.*                                                                             2,487
    16,300      QLogic Corp.*                                                                                          300
                                                                                                                  --------
                                                                                                                     3,530
                                                                                                                  --------
                DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    40,625      Alliance Data Systems Corp.*                                                                         2,053
     4,900      DST Systems, Inc.*                                                                                     289
    16,900      Mastercard, Inc. "A"*                                                                                  945
                                                                                                                  --------
                                                                                                                     3,287
                                                                                                                  --------
                ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     8,300      Amphenol Corp. "A"                                                                                     477
                                                                                                                  --------
                ELECTRONIC MANUFACTURING SERVICES (0.1%)
    13,000      Benchmark Electronics, Inc.*                                                                           324
                                                                                                                  --------
                INTERNET SOFTWARE & SERVICES (1.0%)
    64,775      Akamai Technologies, Inc.*                                                                           2,539
    10,300      Google, Inc. "A"*                                                                                    3,899
                                                                                                                  --------
                                                                                                                     6,438
                                                                                                                  --------
                IT CONSULTING & OTHER SERVICES (0.5%)
    29,300      Accenture Ltd. "A"                                                                                     869
    35,100      Cognizant Technology Solutions Corp. "A"*                                                            2,454
                                                                                                                  --------
                                                                                                                     3,323
                                                                                                                  --------
                SEMICONDUCTOR EQUIPMENT (0.2%)
    15,400      Lam Research Corp.*                                                                                    659
     9,900      MEMC Electronic Materials, Inc.*                                                                       383
    15,100      Varian Semiconductor Equipment Associates, Inc.*                                                       533
                                                                                                                  --------
                                                                                                                     1,575
                                                                                                                  --------
                SEMICONDUCTORS (0.1%)
    13,600      Marvell Technology Group Ltd.*                                                                         238
    14,600      Microchip Technology, Inc.                                                                             499
                                                                                                                  --------
                                                                                                                       737
                                                                                                                  --------
                SYSTEMS SOFTWARE (0.5%)
    45,300      Microsoft Corp.                                                                                      1,164
   126,500      Oracle Corp.*                                                                                        1,980
                                                                                                                  --------
                                                                                                                     3,144
                                                                                                                  --------
                TECHNOLOGY DISTRIBUTORS (0.3%)
     3,400      CDW Corp.                                                                                              198
    41,900      Tech Data Corp.*                                                                                     1,462
                                                                                                                  --------
                                                                                                                     1,660
                                                                                                                  --------
                Total Information Technology                                                                        39,227
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                MATERIALS (0.6%)
                ----------------
                CONSTRUCTION MATERIALS (0.0%)(a)
     3,000      Martin Marietta Materials, Inc.                                                                   $    247
                                                                                                                  --------
                DIVERSIFIED CHEMICALS (0.2%)
    24,900      Du Pont (E.I.) De Nemours & Co.                                                                        995
                                                                                                                  --------
                FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    37,000      Monsanto Co.                                                                                         1,755
                                                                                                                  --------
                STEEL (0.1%)
    29,500      Companhia Vale do Rio Doce ADR                                                                         633
                                                                                                                  --------
                Total Materials                                                                                      3,630
                                                                                                                  --------
                TELECOMMUNICATION SERVICES (0.8%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    10,300      AT&T, Inc.                                                                                             321
    27,200      BellSouth Corp.                                                                                      1,107
     8,600      NeuStar, Inc. "A"*                                                                                     243
    78,500      Verizon Communications, Inc.                                                                         2,762
                                                                                                                  --------
                                                                                                                     4,433
                                                                                                                  --------
                WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    23,952      Sprint Nextel Corp.                                                                                    405
                                                                                                                  --------
                Total Telecommunication Services                                                                     4,838
                                                                                                                  --------
                UTILITIES (1.9%)
                ----------------
                ELECTRIC UTILITIES (0.6%)
    29,800      Entergy Corp.                                                                                        2,314
    31,000      Pinnacle West Capital Corp.                                                                          1,424
                                                                                                                  --------
                                                                                                                     3,738
                                                                                                                  --------
                MULTI-UTILITIES (1.3%)
    54,700      CenterPoint Energy, Inc.(b)                                                                            790
    32,600      Dominion Resources, Inc.                                                                             2,604
    69,800      Duke Energy Corp.                                                                                    2,094
    44,550      MDU Resources Group, Inc.                                                                            1,092
    74,500      Xcel Energy, Inc.                                                                                    1,550
                                                                                                                  --------
                                                                                                                     8,130
                                                                                                                  --------
                Total Utilities                                                                                     11,868
                                                                                                                  --------
                Total Common Stocks (cost: $292,761)                                                               305,866
                                                                                                                  --------
 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
                PREFERRED SECURITIES (1.4%)

                FINANCIALS (1.4%)
                -----------------
                LIFE & HEALTH INSURANCE (0.2%)
    40,000      Aegon N.V., 6.38%                                                                                      999
                                                                                                                  --------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL
    AMOUNT                                                                                                          MARKET
   $(000)/                                                                                                           VALUE
    SHARES      SECURITY                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------------
                PROPERTY & CASUALTY INSURANCE (0.1%)
     7,500      Axis Capital Holdings Ltd., 7.50%, Series B, perpetual                                            $    773
                                                                                                                  --------
                REGIONAL BANKS (0.4%)
    $2,000      Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(c)                                  2,140
                                                                                                                  --------
                REINSURANCE (0.5%)
    40,000      Endurance Specialty Holdings Ltd., 7.75%, Series A, non-cumulative                                     991
    $2,000      Swiss Re Capital I L.P., 6.85%, perpetual(c),(d)                                                     2,046
                                                                                                                  --------
                                                                                                                     3,037
                                                                                                                  --------
                REITs - OFFICE (0.2%)
    60,000      Duke Realty Corp., Series M, 6.95%, cumulative redeemable                                            1,512
                                                                                                                  --------
                Total Financials                                                                                     8,461
                                                                                                                  --------
                Total Preferred Securities (cost: $8,413)                                                            8,461
                                                                                                                  --------
    NUMBER
 OF SHARES
----------
                EXCHANGE-TRADED FUNDS (8.6%)
   780,000      iShares MSCI EAFE Index Fund(b)                                                                     52,728
     6,400      MidCap SPDR Trust Series 1                                                                             876
                                                                                                                  --------
                Total Exchange-Traded Funds (cost: $52,438)                                                         53,604
                                                                                                                  --------
                Total Equity Securities (cost: $353,612)                                                           367,931
                                                                                                                  --------
 PRINCIPAL
    AMOUNT                                                                           COUPON
     (000)                                                                             RATE          MATURITY
----------                                                                           ------          --------
                BONDS (39.2%)

                CORPORATE OBLIGATIONS (25.7%)

                CONSUMER DISCRETIONARY (2.2%)
                -----------------------------
                APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
                Kellwood Co.,
    $1,000         Debentures                                                          7.63%       10/15/2017          927
     1,000         Senior Notes                                                        7.88         7/15/2009        1,003
                                                                                                                  --------
                                                                                                                     1,930
                                                                                                                  --------
                BROADCASTING & CABLE TV (0.6%)
     1,000      Cox Communications, Inc., Notes                                        4.63         6/01/2013          924
     1,000      Cox Enterprises, Inc., Notes(d)                                        8.00         2/15/2007        1,007
     1,000      Liberty Media Corp., Senior Notes(b)                                   5.70         5/15/2013          945
     1,000      Univision Communications, Inc., Senior Notes                           3.50        10/15/2007          971
                                                                                                                  --------
                                                                                                                     3,847
                                                                                                                  --------
                HOTELS, RESORTS, & CRUISE LINES (0.2%)
     1,000      Royal Caribbean Cruises Ltd., Senior Notes                             7.25         6/15/2016        1,006
                                                                                                                  --------
                HOUSEHOLD APPLIANCES (0.4%)
     2,500      Stanley Works Capital Trust I, Bonds(c)                                5.90        12/01/2045        2,339
                                                                                                                  --------
                HOUSEWARES & SPECIALTIES (0.2%)
     1,380      Newell Rubbermaid, Inc., MTN, Series A(c)                              6.35         7/15/2028        1,395
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                PUBLISHING (0.5%)
    $1,000      Knight-Ridder, Inc., Notes                                             5.75%        9/01/2017     $    935
     2,500      Scholastic Corp., Notes                                                5.00         4/15/2013        2,221
                                                                                                                  --------
                                                                                                                     3,156
                                                                                                                  --------
                Total Consumer Discretionary                                                                        13,673
                                                                                                                  --------
                CONSUMER STAPLES (0.5%)
                -----------------------
                PACKAGED FOODS & MEAT (0.2%)
     1,000      General Mills, Inc., Notes                                             2.63        10/24/2006          996
                                                                                                                  --------
                TOBACCO (0.3%)
                Universal Corp.,
     1,000         MTN, Series B                                                       7.88         2/15/2008        1,025
     1,000         MTN, Series C(b)                                                    5.20        10/15/2013          908
                                                                                                                  --------
                                                                                                                     1,933
                                                                                                                  --------
                Total Consumer Staples                                                                               2,929
                                                                                                                  --------
                ENERGY (1.2%)
                -------------
                INTEGRATED OIL & GAS (0.4%)
     1,863      Merey Sweeny, LP, Senior Notes(d)                                      8.85        12/18/2019        2,208
                                                                                                                  --------
                OIL & GAS EQUIPMENT & SERVICES (0.2%)
     1,381      Seacor Holdings, Inc., Senior Notes                                    5.88        10/01/2012        1,336
                                                                                                                  --------
                OIL & GAS EXPLORATION & PRODUCTION (0.3%)
                Southwestern Energy Co.,
     1,000         MTN                                                                 7.63         5/01/2027(e)     1,045
     1,000         MTN                                                                 7.35        10/02/2017        1,048
                                                                                                                  --------
                                                                                                                     2,093
                                                                                                                  --------
                OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     2,000      Kinder Morgan Finance Co., Guaranteed Notes(b)                         5.70         1/05/2016        1,823
                                                                                                                  --------
                Total Energy                                                                                         7,460
                                                                                                                  --------
                FINANCIALS (14.8%)
                ------------------
                CONSUMER FINANCE (1.8%)
     2,000      American Express Co., Subordinated Debentures(c)                       6.80         9/01/2066        2,081
                Ford Motor Credit Co.,
     1,000         Notes                                                               7.00        10/01/2013          935
     1,000         Senior Notes                                                        4.95         1/15/2008          971
                General Motors Acceptance Corp.,
     1,000         Notes                                                               6.13         8/28/2007          994
     1,000         Notes(b)                                                            6.75        12/01/2014          960
     2,000      Household Finance Corp., Notes                                         6.38        10/15/2011        2,083
     1,000      HSBC Finance Corp., Notes                                              5.50         1/19/2016          995
     2,000      SLM Corp., Notes                                                       5.38         1/15/2013        1,983
                                                                                                                  --------
                                                                                                                    11,002
                                                                                                                  --------
                DIVERSIFIED BANKS (0.6%)
     1,000      Emigrant Bancorp, Inc., Senior Notes(d)                                6.25         6/15/2014          996
     2,050      First Union Corp., Bonds                                               6.82         8/01/2026(e)     2,427
       636      U.S. Central Credit Union, Senior Notes                                2.70         9/30/2009          611
                                                                                                                  --------
                                                                                                                     4,034
                                                                                                                  --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                LIFE & HEALTH INSURANCE (1.0%)
    $1,000      Great-West Life & Annuity Insurance Co., Bonds(c),(d)                  7.15%        5/16/2046     $  1,021
     1,000      Lincoln National Corp., Bonds(c)                                       7.00         5/17/2066        1,038
     2,000      Phoenix Companies, Inc., Senior Notes                                  6.68         2/16/2008        2,013
     2,000      Prudential Holdings, LLC, Bonds(d)                                     8.70        12/18/2023        2,455
                                                                                                                  --------
                                                                                                                     6,527
                                                                                                                  --------
                MULTI-LINE INSURANCE (1.4%)
                American General Finance Corp.,
     1,000         MTN, Series I                                                       4.88         7/15/2012          968
     1,000         MTN                                                                 5.40        12/01/2015          986
     1,000      ASIF Global Financing XIX, Senior Notes(d)                             4.90         1/17/2013          972
     2,000      ILFC E-Capital Trust I, Bonds(b),(c),(d)                               5.90        12/21/2065        2,001
     2,000      Oil Casualty Insurance Ltd., Subordinated Debentures(d)                8.00         9/15/2034        1,982
     1,500      Oil Insurance Ltd., Notes(c),(d)                                       7.56        12/29/2049        1,532
                                                                                                                  --------
                                                                                                                     8,441
                                                                                                                  --------
                MULTI-SECTOR HOLDINGS (0.3%)
     2,000      Leucadia National Corp., Senior Notes                                  7.00         8/15/2013        1,980
                                                                                                                  --------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     1,000      Bank of America Corp., Subordinated Notes                              9.38         9/15/2009        1,116
     2,000      ZFS Finance USA Trust I, Notes(b),(c),(d)                              6.15        12/15/2065        1,973
                                                                                                                  --------
                                                                                                                     3,089
                                                                                                                  --------
                PROPERTY & CASUALTY INSURANCE (3.0%)
     1,000      21st Century Insurance Group, Senior Notes                             5.90        12/15/2013          992
     1,000      ACE INA Holdings, Inc., Senior Notes                                   5.88         6/15/2014        1,000
     3,185      Berkshire Hathaway Finance Corp., Senior Notes                         4.85         1/15/2015        3,066
                Fidelity National Title Group, Inc.,
     1,000         Notes                                                               7.30         8/15/2011        1,041
     1,000         Notes                                                               5.25         3/15/2013          937
     2,500      Fund American Companies, Inc., Notes                                   5.88         5/15/2013        2,458
                Markel Corp.,
     1,000         Notes                                                               7.20         8/15/2007        1,012
       500         Senior Notes                                                        6.80         2/15/2013          515
     2,500      Ohio Casualty Corp., Notes                                             7.30         6/15/2014        2,644
     1,000      RLI Corp., Senior Notes                                                5.95         1/15/2014          978
     1,000      St. Paul Travelers Companies, Inc., Senior Notes                       5.50        12/01/2015          985
     1,000      W.R. Berkley Corp., Senior Notes                                       5.60         5/15/2015          973
     2,000      XL Capital Ltd., Senior Notes                                          6.38        11/15/2024        1,983
                                                                                                                  --------
                                                                                                                    18,584
                                                                                                                  --------
                REGIONAL BANKS (1.7%)
     1,000      Bank of Hawaii, Notes                                                  6.88         3/01/2009        1,028
     1,000      First Republic Bank Corp., Subordinated Notes                          7.75         9/15/2012        1,075
     2,000      Fulton Capital Trust I, Notes                                          6.29         2/01/2036        1,902
     1,000      Imperial Bank, Subordinated Capital Notes                              8.50         4/01/2009        1,073
     2,000      PNC Financial Services, Trust Preferred Securities, Series C           8.88         3/15/2027        2,120
     1,500      Popular North America Capital Trust I, Bonds                           6.56         9/15/2034        1,428
     1,000      TCF National Bank, Subordinated Notes                                  5.50         2/01/2016          987
     1,000      Union Planters Bank, N.A., Subordinated Notes                          6.50         3/15/2018(f)     1,018
                                                                                                                  --------
                                                                                                                    10,631
                                                                                                                  --------
                REITs - DIVERSIFIED (0.2%)
     1,000      Liberty Property, LP, Senior Notes                                     5.65         8/15/2014          993
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                REITs - OFFICE (0.6%)
    $1,000      Arden Realty, LP, Notes                                                5.25%        3/01/2015     $    992
     1,000      EOP Operating, LP, Guaranteed Notes                                    4.75         3/15/2014          936
     2,000      HRPT Properties Trust, Notes                                           5.75        11/01/2015        1,972
                                                                                                                  --------
                                                                                                                     3,900
                                                                                                                  --------
                REITs - RESIDENTIAL (0.6%)
     2,000      ERP Operating, LP, Notes                                               5.25         9/15/2014        1,955
     1,000      Post Apartment Homes, LP, Senior Notes                                 5.45         6/01/2012          974
     1,000      United Dominion Realty Trust, Senior Notes                             5.25         1/15/2015          960
                                                                                                                  --------
                                                                                                                     3,889
                                                                                                                  --------
                REITs - RETAIL (1.6%)
     2,000      Federal Realty Investment Trust, Notes                                 5.65         6/01/2016        1,983
     2,000      Kimco Realty Corp., Notes                                              5.58        11/23/2015        1,978
     2,000      Pan Pacific Retail Properties, Inc., Notes                             7.95         4/15/2011        2,187
     2,000      Simon Property Group, LP, Notes                                        5.75        12/01/2015        2,004
     2,000      Tanger Factory Outlets, Senior Notes                                   6.15        11/15/2015        2,020
                                                                                                                  --------
                                                                                                                    10,172
                                                                                                                  --------
                REITs - SPECIALIZED (0.5%)
     1,000      Hospitality Properties Trust, Senior Notes                             5.13         2/15/2015          946
     2,000      Nationwide Health Properties, Inc., Notes                              6.00         5/20/2015        1,971
                                                                                                                  --------
                                                                                                                     2,917
                                                                                                                  --------
                THRIFTS & MORTGAGE FINANCE (1.0%)
     1,000      Countrywide Home Loan, Guaranteed Notes, Series MTNL                   4.00         3/22/2011          940
     1,000      Independence Community Bank Corp., Notes(c)                            3.50         6/20/2013          967
     2,000      Roslyn Bancorp, Inc., Senior Notes                                     7.50        12/01/2008        2,080
     1,000      Washington Mutual Preferred Funding, Bonds(d)                          6.53         3/29/2049          982
     1,000      World Savings Bank Federal Savings Bank, Notes                         4.13        12/15/2009          968
                                                                                                                  --------
                                                                                                                     5,937
                                                                                                                  --------
                Total Financials                                                                                    92,096
                                                                                                                  --------
                HEALTH CARE (0.6%)
                ------------------
                HEALTH CARE FACILITIES (0.1%)
     1,000      HCA, Inc., Notes                                                       5.25        11/06/2008          987
                                                                                                                  --------
                MANAGED HEALTH CARE (0.5%)
     1,000      Coventry Health Care, Inc., Senior Notes                               6.13         1/15/2015          993
     2,000      Highmark, Inc., Senior Notes(d)                                        6.80         8/15/2013        2,099
                                                                                                                  --------
                                                                                                                     3,092
                                                                                                                  --------
                Total Health Care                                                                                    4,079
                                                                                                                  --------
                INDUSTRIALS (0.7%)
                ------------------
                RAILROADS (0.3%)
     2,000      TTX Co., Notes(d)                                                      5.40         2/15/2016        1,959
                                                                                                                  --------
                TRUCKING (0.4%)
     2,500      Roadway Corp., Senior Notes                                            8.25        12/01/2008        2,608
                                                                                                                  --------
                Total Industrials                                                                                    4,567
                                                                                                                  --------
                INFORMATION TECHNOLOGY (0.3%)
                -----------------------------
                DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,750      Fiserv, Inc., Notes                                                    4.00         4/15/2008        1,705
                                                                                                                  --------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                MATERIALS (0.1%)
                ----------------
                DIVERSIFIED CHEMICALS (0.1%)
   $1,000       ICI Wilmington, Inc., Notes                                            4.38%       12/01/2008     $    976
                                                                                                                  --------
                TELECOMMUNICATION SERVICES (0.2%)
                ---------------------------------
                WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     1,000      US Unwired, Inc., Secured Notes                                       10.00         6/15/2012        1,105
                                                                                                                  --------
                UTILITIES (5.1%)
                ----------------
                ELECTRIC UTILITIES (3.7%)
     1,000      American Electric Power Co., Inc., Senior Notes                        4.71         8/16/2007          994
     2,000      Black Hills Corp., Notes                                               6.50         5/15/2013        2,018
     1,831      Cedar Brakes II, LLC, Senior Notes, Series C(d)                        9.88         9/01/2013        2,053
       868      Entergy Gulf States, Inc., First Mortgage Bonds                        6.20         7/01/2033          819
     1,000      Entergy Mississippi, Inc., First Mortgage Bonds                        5.15         2/01/2013          958
       950      FPL Energy National Wind, LLC, Secured Notes(d)                        5.61         3/10/2024          930
     2,000      Monongahela Power Co., Notes, Series A                                 7.36         1/15/2010        2,109
     1,500      Nevada Power Co., First Mortgage Bonds(d)                              6.50         5/15/2018        1,542
     2,556      Oglethorpe Power Corp., Senior Secured Facility Bonds                  6.97         6/30/2011        2,602
     1,663      Power Contract Financing, Senior Notes(d)                              6.26         2/01/2010        1,675
     1,000      PPL Capital Funding, Inc., Guaranteed Notes, Series A                  4.33         3/01/2009          971
     1,000      PPL Energy Supply, LLC, Bonds, Series A                                5.70        10/15/2015          979
     2,000      Tristate General & Transport Association, Bonds(d)                     6.04         1/31/2018        2,002
     2,000      TXU Energy Co., LLC, Senior Notes                                      7.00         3/15/2013        2,089
     1,000      West Penn Power Co., Notes                                             6.63         4/15/2012        1,045
                                                                                                                  --------
                                                                                                                    22,786
                                                                                                                  --------
                GAS UTILITIES (1.1%)
     2,000      Boardwalk Pipelines, LLC, Notes                                        5.50         2/01/2017        1,930
     1,000      Enbridge Energy Partners, LP, Senior Notes                             5.35        12/15/2014          965
     2,000      Energy Transfer Partners, LP, Senior Notes                             5.95         2/01/2015        1,993
     1,000      Noram Energy Corp., Debentures                                         6.50         2/01/2008        1,012
     1,000      Valero Logistics Operations, LP, Senior Notes                          6.05         3/15/2013        1,009
                                                                                                                  --------
                                                                                                                     6,909
                                                                                                                  --------
                MULTI-UTILITIES (0.3%)
     1,000      PSEG Funding Trust, Notes                                              5.38        11/16/2007          998
     1,000      Sempra Energy ESOP, Series 1999(d)                                     4.21        11/01/2014(f)       990
                                                                                                                  --------
                                                                                                                     1,988
                                                                                                                  --------
                Total Utilities                                                                                     31,683
                                                                                                                  --------
                Total Corporate Obligations (cost: $162,098)                                                       160,273
                                                                                                                  --------
                EURODOLLAR AND YANKEE OBLIGATIONS (5.5%)(g)

                CONSUMER STAPLES (0.3%)
                -----------------------
                FOOD RETAIL (0.3%)
     2,000      Woolworths Ltd., Senior Notes(d)                                       5.25        11/15/2011        1,975
                                                                                                                  --------
                ENERGY (1.2%)
                -------------
                INTEGRATED OIL & GAS (0.2%)
     1,000      PEMEX Finance Ltd., Senior Notes                                       8.88        11/15/2010        1,073
                                                                                                                  --------
                OIL & GAS DRILLING (0.2%)
     1,643      Delek & Avner-Yam Tethys Ltd., Secured Notes(d)                        5.33         8/01/2013        1,603
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    $2,000      EOG Resources Canada, Inc., Senior Notes(d)                            4.75%        3/15/2014     $  1,913
     1,000      RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, Series A(d)       5.30         9/30/2020          968
                                                                                                                  --------
                                                                                                                     2,881
                                                                                                                  --------
                OIL & GAS REFINING & MARKETING (0.3%)
     2,000      GS Caltex Corp., Notes(b),(d)                                          5.50        10/15/2015        1,955
                                                                                                                  --------
                Total Energy                                                                                         7,512
                                                                                                                  --------
                FINANCIALS (3.4%)
                -----------------
                DIVERSIFIED BANKS (1.5%)
     1,000      Bayerische Landesbank, MTN                                             2.60        10/16/2006          997
     1,000      BOI Capital Funding Number 3 LP, Guaranteed Bonds(c),(d)               6.11         1/29/2049          973
       500      Chinatrust Commercial Bank Co. Ltd., Bonds(c),(d)                      5.63        12/29/2049          475
     1,000      Chuo Mitsui Trust & Banking Co., Subordinated Notes(c),(d)             5.51        12/31/2049          954
     1,000      HBOS plc, Subordinated Notes(d)                                        6.41        10/01/2035          954
     1,000      Mizuho Finance, Notes(d)                                               5.79         4/15/2014        1,006
     1,000      Nordea Bank AB, Subordinated Notes(c),(d)                              5.42        12/29/2049          948
     1,000      Skandinaviska Enskilda Banken, Subordinated Bonds(c),(d)               5.47         3/29/2049          946
     2,000      UFJ Finance Aruba AEC, Notes                                           8.75        11/29/2049        2,115
                                                                                                                  --------
                                                                                                                     9,368
                                                                                                                  --------
                PROPERTY & CASUALTY INSURANCE (0.3%)
     1,000      AXIS Capital Holdings Ltd., Senior Notes                               5.75        12/01/2014          972
     1,000      Mantis Reef Ltd. II, Notes(d)                                          4.80        11/03/2009          974
                                                                                                                  --------
                                                                                                                     1,946
                                                                                                                  --------
                REGIONAL BANKS (0.4%)
     1,000      Glitnir Banki hf, Subordinated Notes(d)                                6.69         6/15/2016        1,019
     1,000      Kaupthing Bank hf, Notes(d)                                            7.13         5/19/2016        1,028
                                                                                                                  --------
                                                                                                                     2,047
                                                                                                                  --------
                REINSURANCE (1.2%)
     1,000      Allied World Assurance Holdings, Ltd., Senior Notes                    7.50         8/01/2016        1,025
     1,000      Endurance Specialty Holdings, Ltd., Senior Notes                       6.15        10/15/2015          957
     2,500      Montpelier Re Holdings Ltd., Senior Notes                              6.13         8/15/2013        2,380
     1,500      Platinum Underwriters Finance, Inc., Guaranteed Notes, Series B        7.50         6/01/2017        1,519
     2,000      Stingray, Pass-Through Trust, Pass-Through Certificates(d)             5.90         1/12/2015        1,763
                                                                                                                  --------
                                                                                                                     7,644
                                                                                                                  --------
                Total Financials                                                                                    21,005
                                                                                                                  --------
                MATERIALS (0.6%)
                ----------------
                DIVERSIFIED METALS & MINING (0.5%)
     2,000      Brascan Corp., Notes                                                   8.13        12/15/2008        2,108
     1,000      Glencore Funding, LLC, Notes(d)                                        6.00         4/15/2014          960
                                                                                                                  --------
                                                                                                                     3,068
                                                                                                                  --------
                PAPER PRODUCTS (0.1%)
     1,000      Domtar, Inc., Notes                                                    5.38        12/01/2013          860
                                                                                                                  --------
                Total Materials                                                                                      3,928
                                                                                                                  --------
                Total Eurodollar and Yankee Obligations (cost: $35,210)                                             34,420
                                                                                                                  --------
                ASSET-BACKED SECURITIES (1.5%)

                FINANCIALS (1.1%)
                -----------------
                ASSET-BACKED FINANCING (1.1%)
       868      Aerco Ltd., Series 2A, Class A4(d)                                     5.85(h)      7/15/2025          843
       687      Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8      5.71(h)      3/15/2019          658

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
    $4,000      Consumers Funding, LLC, Series 2001-1, Class A5                        5.43%        4/20/2015     $  4,042
     1,000      Detroit Edison Securitization Funding, LLC, Series 2001-1, Class A5    6.42         3/01/2015        1,058
        79      Oncor Electric Delivery Transition Bond Co., Bonds,
                   Series 2003-1, Class A1                                             2.26         2/15/2009           78
                                                                                                                  --------
                Total Financials                                                                                     6,679
                                                                                                                  --------
                INDUSTRIALS (0.4%)
                ------------------
                AIRLINES (0.4%)
                America West Airlines, Inc., Pass-Through Certificates,
       378         Series 1996-1, Class A, EETC                                        6.85         7/02/2009          376
     1,460         Series 1999-1, Class G, EETC (INS)                                  7.93         1/02/2019        1,544
       660      American Airlines, Pass-Through Certificates,
                   Series 2002-1, Class G, EETC (INS)                                  6.07(h)      9/23/2007          663
                                                                                                                  --------
                Total Industrials                                                                                    2,583
                                                                                                                  --------
                Total Asset-Backed Securities (cost: $9,051)                                                         9,262
                                                                                                                  --------
                COMMERCIAL MORTGAGE SECURITIES (4.9%)

                FINANCIALS (4.9%)
                -----------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES (4.8%)
                Banc of America Commercial Mortgage Inc.,
     1,268         Series 2000-2, Class A1                                             7.02         9/15/2032        1,301
     2,130         Series 2001 PB1, Class A2                                           5.79         5/11/2035        2,170
       400      Commercial Mortgage Asset Trust, Series 1999-C1, Class A4              6.98         1/17/2032          433
                Credit Suisse First Boston Mortgage Securities Corp.,
     1,000         Series 1998-C1, Class D                                             7.17         5/17/2040        1,067
     1,680         Series 2000-C1, Class A2                                            7.55         4/15/2062        1,791
     1,216         Series 2001-CK6, Class A2                                           6.10         8/15/2036        1,232
     2,000      DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B              6.46         3/10/2032        2,051
     2,000      G-Force, LLC, Series 2005-RR2, Class A2(d)                             5.16        12/25/2039        1,975
     1,000      GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2          6.07         6/10/2038        1,035
     1,000      Government Lease Trust, Series 1999-GSA1, Class A4(d)                  6.48         5/18/2011        1,029
     1,000      GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2(d)         6.45         8/05/2018        1,050
                J.P. Morgan Chase Commercial Mortgage Securities Corp.,
       381         Series 2004-CBX, Class A1                                           3.18         1/12/2037          379
     1,000         Series 2005-CB12, Class A3A1                                        4.82         9/12/2037          979
     2,000         Series 2006-LDP6, Class A-SB                                        5.49         4/15/2043        2,005
       853      Mach One Trust, Series 2004-1A, Class A1(d)                            3.89         5/28/2040          829
     1,243      Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2       6.48        11/15/2026        1,259
     1,000      Nationslink Funding Corp., Pass-Through Certificates,
                   Series 1999-1, Class F(d)                                           7.05         1/20/2031        1,035
     1,878      Paine Weber Mortgage Acceptance Corp.,
                   Series 1999-C1, Class A2                                            6.82         6/15/2032        1,927
     2,000      Prudential Mortgage Capital Funding, LLC,
                   Series 2001-ROCK, Class B                                           6.76         5/10/2034        2,126
     1,440      Salomon Brothers Mortgage Securities VII, Inc.,
                   Series 2000-C3, Class A1                                            6.34        12/18/2033        1,449
                Wachovia Bank Commercial Mortgage Trust,
     2,000         Series 2005-C18, Class APB                                          4.81         4/15/2042        1,939
     1,000         Series 2005-C19, Class A5                                           4.66         5/15/2044          963
                                                                                                                  --------
                                                                                                                    30,024
                                                                                                                  --------
                INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(i)
     8,126 Greenwich Capital Commercial Funding Corp.,
                   Series 2002-C1, Class XP (acquired 8/13/2003; cost $834)(d),(j)     2.16         1/11/2035          529
                                                                                                                  --------
                Total Financials                                                                                    30,553
                                                                                                                  --------
                Total Commercial Mortgage Securities (cost: $30,704)                                                30,553
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY ISSUES (1.1%)(k)

                COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
                Freddie Mac(+),
   $   121         Series 2427 VL                                                      6.50%       11/15/2017     $    121
     2,025         Series 2435 VG                                                      6.00         2/15/2013        2,057
     1,005         Series 2445 VD                                                      6.50         4/15/2018        1,008
                Government National Mortgage Assn.,
       300         Series 2001-49 VB                                                   7.00        11/16/2016          300
     1,000         Series 1999-14 VD                                                   6.00         3/20/2014        1,011
                                                                                                                  --------
                                                                                                                     4,497
                                                                                                                  --------
                INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(i)
    18,405      Government National Mortgage Assn., Series 2003-59, Class XB           2.16         7/16/2010          574
                                                                                                                  --------
                MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)(a)
       106      Government National Mortgage Assn. I, Pool 587184                      7.00         4/15/2032          109
                                                                                                                  --------
                OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
     1,429      Rowan Companies, Inc., Guaranteed Bond, Title XI                       2.80        10/20/2013        1,316
                                                                                                                  --------
                Total U.S. Government Agency Issues (cost: $6,561)                                                   6,496
                                                                                                                  --------
                MUNICIPAL BONDS (0.5%)

                CASINOS & GAMING (0.3%)
     2,000      Mashantucket (Western) Pequot Tribe, CT, RB(d)                         5.91         9/01/2021        1,941
                                                                                                                  --------
                COMMUNITY SERVICE (0.1%)
       325      Jicarilla Apache Nation, NM, RB                                        2.95        12/01/2006          323
                                                                                                                  --------
                GAS UTILITIES (0.1%)
     1,097      California Maritime Infrastructure Auth. RB, Series 1999               6.63        11/01/2009        1,102
                                                                                                                  --------
                Total Municipal Bonds (cost: $3,449)                                                                 3,366
                                                                                                                  --------
                Total Bonds (cost: $247,073)                                                                       244,370
                                                                                                                  --------
    NUMBER
 OF SHARES
----------
                MONEY MARKET INSTRUMENTS (1.1%)

                MONEY MARKET FUNDS (1.1%)
 6,850,459      SSgA Prime Money Market Fund (cost: $6,850)                            5.17(l)              -        6,850
                                                                                                                  --------
 PRINCIPAL
    AMOUNT
     (000)
----------
                 SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                 COLLATERAL FROM SECURITIES LOANED (7.6%)(m)

                 CORPORATE OBLIGATIONS (0.8%)

                 FINANCIALS (0.8%)
                 -----------------
                 REGIONAL BANKS (0.8%)
     $5,000      Bank of America, N.A., Notes                                          5.36(h)      6/13/2007        5,002
                                                                                                                  --------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                           COUPON                          VALUE
     (000)      SECURITY                                                               RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (6.7%)(n)
   $26,000         Credit Suisse First Boston, LLC, 5.27%, acquired on 8/31/2006 and due 9/1/2006 at $26,000 (collateralized by $27,800 of
                   Fannie Mae Discount Notes(k),(+), 5.17%(o), due 7/27/2007;
                   market value $26,524)                                                                          $ 26,000
     9,000      Deutsche Bank Securities, Inc., 5.27%, acquired on 8/31/2006 and due 9/1/2006 at $9,000 (collateralized by $9,142 of Freddie Mac
                   Notes(k),(+), 3.75%, due 4/15/2007; market value $9,180)                                          9,000
     7,000      Merrill Lynch Government Securities, Inc., 5.25%,
                   acquired on 8/31/2006 and due 9/1/2006 at $7,000
                   (collateralized by $7,215 of U.S. Treasury Notes,
                   4.13%, due 8/15/2008; market value $7,143)                                                        7,000
                                                                                                                  --------
                Total Repurchase Agreements                                                                         42,000
                                                                                                                  --------
    NUMBER
 OF SHARES
----------
                MONEY MARKET FUNDS (0.1%)
   495,161      AIM Short-Term Investment Co. Liquid Assets Portfolio                  5.24%(i)             -          495
                                                                                                                  --------
                Total Short-term Investments Purchased With Cash Collateral From
                   Securities Loaned (cost: $47,495)                                                                47,497
                                                                                                                  --------

                TOTAL INVESTMENTS (COST: $655,030)                                                                $666,648
                                                                                                                  ========

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

20

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $26,629,000 and $15,011,000, respectively, resulting in net unrealized appreciation of $11,618,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $622,889,000 at August 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 8.8% of net assets at August 31, 2006.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
             (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS
         EETC  Enhanced Equipment Trust Certificate
         ESOP  Employee Stock Ownership Plan
         MTN   Medium-Term Note
         RB    Revenue Bond
         REIT  Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (INS) Principal and interest payments are insured by Ambac Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) The security or a portion thereof was out on loan as of August 31, 2006. The aggregate fair market value of the loaned portion of these securities as of August 31, 2006, was approximately $46,174,000.

         (c) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (e) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (f) Security has a mandatory call or put, which shortens its effective maturity date.

         (g) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2006.

         (i) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2006, was $529,000, which represented 0.1% of the Fund's net assets.

         (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (l) Rate represents the money market fund annualized seven-day yield at August 31, 2006.

         (m) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income.

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

             The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (n) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (o) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding August 31, 2006.

                TRUSTEES     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker

          ADMINISTRATOR,     USAA Investment Management Company
     INVESTMENT ADVISER,     P.O. Box 659453
            UNDERWRITER,     San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT     USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

           CUSTODIAN AND     State Street Bank and Trust Company
        ACCOUNTING AGENT     P.O. Box 1713
                             Boston, Massachusetts 02105

             INDEPENDENT     Ernst & Young LLP
       REGISTERED PUBLIC     100 West Houston St., Suite 1800
         ACCOUNTING FIRM     San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL     (800) 531-8181
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions (800) 531-8448

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     (800) 531-8066

       USAA SELF-SERVICE     For account balance, last transaction, fund
        TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                             (800) 531-8777

         INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48048-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.